Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

Cash and cash equivalents break down as follows:

	12.31.18	12.31.17	01.01.17
Cash and Due from Banks	143,309,428	87,044,881	121,183,979
Argentine Central Bank’s Bills and Notes Maturing within up to 90 Days	70,117,158	24,981,766	12,720,258
Receivables from Reverse Repo Transactions	2,057,558	14,254,469	—
Local Interbank Loans	938,000	1,380,486	1,588,832
Overnight Placements in Banks Abroad	5,300,681	426,682	2,266,254
Mutual Funds	3,859,629	3,578,916	4,040,608
Time Deposits	285,999	291,016	7,084
Government Securities	—	—	1,830,938

Total Cash and Cash Equivalents	225,868,453	131,958,216	143,637,953